COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2022
COMMITMENTS
Schedule of total future minimum lease payments

The Company had several operating leases as of June 30, 2022, including 1) a series of five-year leases of production factories, warehouses and an employees’ hostel in Jingjiang City, Fujian Province, from unrelated parties under non-cancellable operating lease arrangements, and 4) a two-year office lease in Hong Kong. These leases have various terms and the total future minimum lease payments of the Company under these non-cancellable operating leases are payable as follows:

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Within one year	13,745	13,404
After one year and within five years	19,468	33,325
	33,213	46,729

Schedule of capital expenditures contracted for at the balance sheet date but not recognized

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Contracted for capital commitment with respect to capital contributions to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	30,000	30,000
Antelope Chengdu	65,250	65,250
Hainan Antelope Holding	63,726	63,726
Antelope Future (Yangpu)	62,426	63,726
Antelope Investment (Hainan)	50,000	50,000
Antelope Ruicheng Investment	48,710	50,000
Hainan Kylin Cloud Service Technology	1,275	5,000